SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION
Schedule of major subsidiaries
	% voting	% equity

Videotron Ltd.	100.0%	100.0%
TVA Group Inc.	99.9%	68.4%
MediaQMI Inc.	100.0%	100.0%
QMI Spectacles Inc.	100.0%	100.0%

Schedule of segmented information

Years ended December 31, 2017, 2016 and 2015

(in millions of Canadian dollars)

	Telecommunications	Media	Sports and Entertainment	Head Office and Intersegments	Total
					2017

Revenues	$3,285.1	$769.9	$181.3	$(113.9)	$4,122.4

Employee costs	388.8	232.0	37.6	47.8	706.2
Purchase of goods and services	1,362.3	468.6	137.5	(147.6)	1,820.8

Adjusted operating income[1]	1,534.0	69.3	6.2	(14.1)	1,595.4

Depreciation and amortization					709.8
Financial expenses					283.4
Loss on valuation and translation of financial instruments					2.4
Restructuring of operations, litigation and other items					17.2
Gain on sale of spectrum licences					(330.9)
Impairment of goodwill and other assets					43.8
Loss on debt refinancing					15.6

Income before income taxes					$854.1

Additions to property, plant and equipment	$574.4	$29.4	$1.3	$0.2	$605.3
Additions to intangible assets	132.3	3.3	4.3	2.0	141.9

Years ended December 31, 2017, 2016 and 2015

(in millions of Canadian dollars)

	Telecommunications	Media	Sports and Entertainment	Head Office and Intersegments	Total
					2016

Revenues	$3,151.8	$789.2	$185.0	$(109.4)	$4,016.6

Employee costs	379.7	242.4	38.3	47.5	707.9
Purchase of goods and services	1,322.7	492.9	144.4	(149.1)	1,810.9

Adjusted operating income[1]	1,449.4	53.9	2.3	(7.8)	1,497.8

Depreciation and amortization					650.4
Financial expenses					302.9
Loss on valuation and translation of financial instruments					2.1
Restructuring of operations, litigation and other items					28.5
Impairment of goodwill and other assets					40.9
Loss on debt refinancing					7.3

Income before income taxes					$465.7

Additions to property, plant and equipment	$666.8	$37.2	$3.5	$0.1	$707.6
Additions to intangible assets	125.6	7.5	3.5	3.2	139.8

Years ended December 31, 2017, 2016 and 2015

(in millions of Canadian dollars)

	Telecommunications	Media	Sports and Entertainment	Head Office and Intersegments	Total
					2015

Revenues	$3,007.0	$812.7	$187.6	$(116.5)	$3,890.8

Employee costs	359.4	257.6	38.7	38.7	694.4
Purchase of goods and services	1,261.8	495.0	150.5	(151.7)	1,755.6

Adjusted operating income[1]	1,385.8	60.1	(1.6)	(3.5)	1,440.8

Depreciation and amortization					691.0
Financial expenses					309.2
Loss on valuation and translation of financial instruments					3.8
Restructuring of operations, litigation and other items					(117.2)
Impairment of goodwill and other assets					230.7
Loss on debt refinancing					12.1

Income before income taxes					$311.2

Additions to property, plant and equipment	$630.2	$35.2	$12.8	$0.2	$678.4
Additions to intangible assets	312.3	6.8	37.1	4.4	360.6

[1]

The Chief Executive Officer uses adjusted operating income as the measure of profit to assess the performance of each segment. Adjusted operating income is referred to as a non-International Financial Reporting Standards (“IFRS”) measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations, litigation and other items, gain on sale of spectrum licences, impairment of goodwill and other assets, loss on debt refinancing, income taxes and income (loss) from discontinued operations.